CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022
Capital Disclosures
Payables and accrued expenses	$ 1,900	$ 800
Current assets	23,100	24,800
Shareholders' equity attributable to owners	$ 120,700	$ 121,200